Investments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance, beginning of period	$ 47,291	$ 47,905	$ 17,132
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment	8,349	7,359	7,853
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, Additional Credit Losses	9,059	9,346	22,920
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Reductions, Securities Sold	(752)	(17,319)	0
Balance, end of period	$ 63,947	$ 47,291	$ 47,905